Lease (Tables)	12 Months Ended
Mar. 31, 2026
Lease [Abstract]
Schedule of Lease Liability

As of March 31, 2026 and 2025, lease liability consists of the following:

	March 31, 2026	March 31, 2025
Lease liability – current portion	$478,603	$123,645
Lease liability – non-current portion	595,814	—
Total	$1,074,417	$123,645

The following table represents the lease cost as of the periods indicated.

	March 31, 2026	March 31, 2025	March 31, 2024
Amortization of operating lease right of use assets	$408,061	$281,006	$125,902
Interest on lease liabilities	35,690	10,883	9,485
Short term lease expenses	16,146	73,437	73,941
Total	$459,897	$365,326	$209,328

Other lease information is as follow:

Lease Term and Discount Rate	March 31, 2026	March 31, 2025	March 31, 2024
Weighted-average remaining lease term – operating leases	2.97 years	0.42 years	1.42 years
Weighted-average discount rate – operating leases	3.75%	4.25%	4.25%

The following table represents the minimum cash lease payments included in the measurement of lease liabilities for the periods presented.

	March 31, 2026	March 31, 2025	March 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows for operating leases	$415,561	$293,516	$131,945

Schedule of Maturity of Lease Liabilities

The following table represents the maturity of lease liabilities as of March 31, 2026.

Operating Leases
2027	510,740
2028	281,834
2029	135,046
2030	140,861
2031	70,430
Total lease payments	1,138,911
Less: interest	(64,494)
Present value of lease liabilities	$1,074,417